General	12 Months Ended
Dec. 31, 2012
General [Abstract]
General
Note 1 - General

A.
Camtek Ltd. ("Camtek"), an Israeli corporation, is a majority owned (56.59%) subsidiary of Priortech Ltd. ("Parent"), an Israeli corporation listed on the Tel-Aviv Stock Exchange. Camtek designs, develops manufactures and markets automatic optical inspection systems ("AOI systems") and related products. Camtek's AOI systems are used for yield enhancement for various applications in the electronic supply chain industry. The main applications along this supply chain are the production of microelectronics, printed circuit boards (PCB) and electronic packaging.

In 2009 the Company completed a transaction to acquire certain assets and liabilities from Printar Ltd. ("Printar"), an Israeli company and signed an agreement to acquire 100% of SELA- Semiconductor Engineering Laboratories Ltd. ("SELA"). The Company applied the revised principles of ASC Topic 805, Business Combinations to these acquisitions.

All of Camtek's activities are conducted in one reportable business segment.